Loss before Income Taxes - Schedule of Administrative and Other Expenses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Administrative and Other Expenses [Abstract]
Insurance	$ 4,019,027	$ 3,842,129	$ 285,990	$ 157,212
Legal fees	895,138	1,426,081	196,299	374,519
Occupancy expenses	628,816	1,729,282	17,160	53,588
Consulting fees	751,047	1,080,601	268,050	174,269
Software implementation costs	1,034,420
Other expenses	4,153,199	4,513,616	2,083,366	940,644
Total Administrative and other expenses	$ 11,481,647	$ 12,591,709	$ 2,850,865	$ 1,700,232